Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure Abstract
Net deferred tax assets (net of valuation allowance)	$ 657,597	$ 851,592
Investments under the equity method	298,988	250,467
Prepaid taxes	37,924	32,615
Other prepaid expenses	79,845	74,572
Derivative assets	26,093	20,785
Trades receivables from brokers and counterparties	65,460	65,429
Principal, interest and escrow servicing advances	53,942	65,671
Guaranteed mortgage loan claims receivable	98,001	80,477
Operating ROU assets	$ 141,748	$ 131,921
Operating Lease Right Of Use Asset Statement Of Financial Position Line Item	Total other assets	Total other assets
Finance ROU assets	$ 13,459	$ 15,464
Finance Lease Right Of Use Asset Statement Of Financial Position Line Item	Total other assets	Total other assets
Others	$ 155,514	$ 148,048
Total other assets	$ 1,628,571	$ 1,737,041